Federated Hermes Short Duration Corporate ETF
Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—97.3%
	Basic Industry - Metals & Mining—1.4%
$ 152,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 9/1/2025	$ 139,347
127,000	Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	123,636
127,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 2.800%, 12/15/2024	121,969
	TOTAL	384,952
	Capital Goods - Aerospace & Defense—2.6%
306,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	306,011
152,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	147,398
254,000	Raytheon Technologies Corp., Sr. Unsecd. Note, 3.125%, 5/4/2027	241,343
	TOTAL	694,752
	Capital Goods - Building Materials—0.7%
102,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	98,664
102,000	Carrier Global Corp., Sr. Unsecd. Note, 2.242%, 2/15/2025	96,832
	TOTAL	195,496
	Capital Goods - Construction Machinery—1.6%
152,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	133,810
152,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.200%, 1/15/2024	150,649
152,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	136,233
	TOTAL	420,692
	Capital Goods - Diversified Manufacturing—0.9%
102,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	99,123
152,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	132,013
	TOTAL	231,136
	Communications - Cable & Satellite—1.9%
204,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Series USD, 4.500%, 2/1/2024	202,033
306,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	295,375
	TOTAL	497,408
	Communications - Media & Entertainment—3.7%
152,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	150,738
102,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	104,471
229,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	219,914
356,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	353,376
152,000	Walt Disney Co., Sr. Unsecd. Note, 1.750%, 8/30/2024	145,261
	TOTAL	973,760
	Communications - Telecom Wireless—1.1%
152,000	American Tower Corp., Sr. Unsecd. Note, 2.950%, 1/15/2025	146,285
152,000	T-Mobile USA, Inc., Series WI, 3.500%, 4/15/2025	147,599
	TOTAL	293,884
	Communications - Telecom Wirelines—1.4%
254,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	233,125
152,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 3.200%, 3/15/2027	142,949
	TOTAL	376,074
	Consumer Cyclical - Automotive—4.0%
254,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	228,703
254,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	250,741
225,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	231,580

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 102,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	$ 101,779
254,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.350%, 5/13/2025	244,622
	TOTAL	1,057,425
	Consumer Cyclical - Retailers—1.9%
127,000	AutoNation, Inc., Sr. Unsecd. Note, 3.500%, 11/15/2024	122,670
254,000	Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	251,321
127,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 3.850%, 6/15/2023	126,650
	TOTAL	500,641
	Consumer Cyclical - Services—0.9%
225,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.550%, 12/1/2027	227,857
	Consumer Non-Cyclical - Food/Beverage—5.0%
254,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	248,211
152,000	Coca-Cola Company, Sr. Unsecd. Note, 1.750%, 9/6/2024	146,098
152,000	Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	150,989
152,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	149,740
127,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	114,203
152,000	JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	140,409
204,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	194,173
204,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	196,228
	TOTAL	1,340,051
	Consumer Non-Cyclical - Health Care—4.8%
152,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	141,287
152,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.363%, 6/6/2024	148,961
254,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	220,321
450,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 5.650%, 11/15/2027	466,246
152,000	PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	142,252
152,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	143,556
	TOTAL	1,262,623
	Consumer Non-Cyclical - Pharmaceuticals—2.1%
204,000	AbbVie, Inc., Sr. Unsecd. Note, 2.600%, 11/21/2024	196,596
152,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	147,922
68,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 4.400%, 11/26/2023	67,731
152,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 9/12/2027	143,421
	TOTAL	555,670
	Consumer Non-Cyclical - Tobacco—2.4%
204,000	Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 1/31/2024	201,858
204,000	BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	197,391
225,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	229,958
	TOTAL	629,207
	Energy - Independent—1.7%
204,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	200,964
259,000	Hess Corp., Sr. Unsecd. Note, 3.500%, 7/15/2024	252,998
	TOTAL	453,962
	Energy - Integrated—0.8%
204,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.375%, 7/15/2025	204,150
	Energy - Midstream—4.4%
306,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	299,950
204,000	MPLX LP, Sr. Unsecd. Note, 4.875%, 12/1/2024	203,607
204,000	ONEOK Partners LP, Sr. Unsecd. Note, 4.900%, 3/15/2025	203,169
254,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.200%, 7/1/2027	255,381

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 204,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	$ 199,803
		TOTAL	1,161,910
		Energy - Refining—0.8%
204,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	203,593
		Financial Institution - Banking—24.3%
254,000		American Express Co., Sr. Unsecd. Note, 3.400%, 2/22/2024	250,004
1,018,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	949,222
254,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.600%, 4/24/2025	237,731
739,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	708,655
250,000	[1]	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	264,528
50,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	49,813
637,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	569,412
1,018,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.040%, 2/4/2027	906,506
250,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	249,463
764,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.164%, 10/21/2025	711,956
254,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 3.300%, 10/30/2024	249,007
254,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	250,419
254,000	[1]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	229,731
254,000	[1]	US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	232,166
637,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.164%, 2/11/2026	601,074
		TOTAL	6,459,687
		Financial Institution - Finance Companies—2.6%
254,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 3NC1, 1.750%, 10/29/2024	236,878
204,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	194,578
254,000		NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.372%, 7/27/2027	253,959
		TOTAL	685,415
		Financial Institution - Insurance - Health—2.6%
204,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	195,691
254,000		Elevance Health, Inc., Sr. Unsecd. Note, 3.650%, 12/1/2027	244,979
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.250%, 2/15/2028	260,632
		TOTAL	701,302
		Financial Institution - Insurance - Life—1.1%
127,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	123,180
167,000		American International Group, Sr. Unsecd. Note, 2.500%, 6/30/2025	158,923
		TOTAL	282,103
		Financial Institution - Insurance - P&C—0.9%
254,000		CNA Financial Corp., Sr. Unsecd. Note, 3.950%, 5/15/2024	250,365
		Financial Institution - REIT - Apartment—0.4%
127,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	118,980
		Financial Institution - REIT - Healthcare—0.5%
127,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	124,167
		Financial Institution - REIT - Office—1.4%
254,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.450%, 4/30/2025	246,793
127,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	122,623
		TOTAL	369,416
		Technology—8.8%
254,000		Apple, Inc., Sr. Unsecd. Note, 3.450%, 5/6/2024	251,428
204,000		Broadcom Corp., Sr. Unsecd. Note, 3.125%, 1/15/2025	197,310
254,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	228,366
204,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	197,673

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 152,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	$ 151,256
254,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	247,600
254,000	Microsoft Corp., Sr. Unsecd. Note, 2.875%, 2/6/2024	249,472
204,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	186,048
152,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 0.900%, 6/1/2023	149,653
254,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	248,753
254,000	VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	238,818
	TOTAL	2,346,377
	Technology Services—0.7%
204,000	Global Payments, Inc., Sr. Unsecd. Note, 2.650%, 2/15/2025	194,584
	Transportation - Railroads—0.6%
152,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	151,258
	Transportation - Services—1.6%
152,000	GXO Logistics, Inc., Sr. Unsecd. Note, 1.650%, 7/15/2026	132,632
152,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 11/1/2024	144,935
152,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.500%, 9/1/2024	145,845
	TOTAL	423,412
	Utility - Electric—7.2%
254,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	228,560
90,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series O, 5.750%, 11/1/2027	93,933
204,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	197,948
204,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 4/15/2024	201,295
127,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	120,474
152,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	146,045
152,000	EverSource Energy, Sr. Unsecd. Note, Series L, 2.900%, 10/1/2024	147,587
225,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.800%, 3/15/2028	227,106
254,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	243,820
254,000	NiSource, Inc., Sr. Unsecd. Note, 0.950%, 8/15/2025	231,489
82,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	83,819
	TOTAL	1,922,076
	Utility - Natural Gas—0.5%
127,000	OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	125,273
	TOTAL CORPORATE BONDS (IDENTIFIED COST $27,143,824)	25,819,658
	INVESTMENT COMPANY—2.0%
530,564	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[2] (IDENTIFIED COST $530,345)	530,564
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $27,674,169)	26,350,222
	OTHER ASSETS AND LIABILITIES - NET—0.7%[3]	180,366
	TOTAL NET ASSETS—100%	$26,530,588
At January 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 5-Year Long Futures	17	$1,857,117	March 2023	$20,682
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$20,682

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2023, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 4/30/2022	$1,702,752	$174,740	$1,877,492
Purchases at Cost	$—	$3,657,281	$3,657,281
Proceeds from Sales	$(1,588,266)	$(3,301,587)	$(4,889,853)
Change in Unrealized Appreciation/Depreciation	$47,248	$211	$47,459
Net Realized Gain/(Loss)	$(161,734)	$(81)	$(161,815)
Value as of 1/31/2023	$—	$530,564	$530,564
Shares Held as of 1/31/2023	—	530,564	530,564
Dividend Income	$40,141	$53,394	$93,535

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$25,819,658	$—	$25,819,658
Investment Company	530,564	—	—	530,564
TOTAL SECURITIES	$530,564	$25,819,658	$—	$26,350,222
Other Financial Instruments:
Assets	$20,682	$—	$—	$20,682
TOTAL OTHER FINANCIAL INSTRUMENTS	$20,682	$—	$—	$20,682

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust